Protective Acquired Variable Annuity Separate Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Acquired Variable Annuity Separate Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Acquired Variable Annuity Separate Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Protective Acquired Variable Annuity Separate Account were audited according to varying periods as defined in the table below.

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon IP MidCap Stock Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon IP Technology Growth Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Equity-Income Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Mid Cap Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Growth and Income VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Global Discovery VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Strategic Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco Global Real Estate Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Capital Appreciation Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Equity and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Strategic Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Health Care Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Enterprise Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Research Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Research Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Large Company Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Core Bond Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Mid Cap Value Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

LVIP JPMorgan U.S. Equity Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share
ASSETS:
Investments at fair value (1)	$480,048	$1,197,155	$1,287,984	$352,077	$411,730	$137,637	$4,707,411

NET ASSETS	$480,048	$1,197,155	$1,287,984	$352,077	$411,730	$137,637	$4,707,411

ANALYSIS OF NET ASSETS
Accumulation period	$480,048	$1,197,155	$1,287,984	$352,077	$411,730	$137,637	$4,707,138
Annuity period	-	-	-	-	-	-	273
Total net assets	$480,048	$1,197,155	$1,287,984	$352,077	$411,730	$137,637	$4,707,411

Fair value per share (NAV)	$89.19	$20.40	$17.81	$20.44	$31.56	$55.51	$1.00
Shares outstanding in the Separate Account	5,382	58,684	72,318	17,225	13,046	2,479	4,707,411

(1) Investments in mutual fund shares, at cost	$375,216	$1,290,636	$1,534,224	$318,851	$343,317	$92,539	$4,707,411

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund
ASSETS:
Investments at fair value (1)	$10,616,257	$2,082,840	$1,004,684	$2,200,114	$3,824,841	$1,293,095	$64,326

NET ASSETS	$10,616,257	$2,082,840	$1,004,684	$2,200,114	$3,824,841	$1,293,095	$64,326

ANALYSIS OF NET ASSETS
Accumulation period	$10,616,257	$2,082,840	$1,004,684	$2,200,114	$3,824,841	$1,293,095	$64,326
Annuity period	-	-	-	-	-	-	-
Total net assets	$10,616,257	$2,082,840	$1,004,684	$2,200,114	$3,824,841	$1,293,095	$64,326

Fair value per share (NAV)	$57.94	$26.59	$96.94	$569.52	$561.23	$37.56	$7.13
Shares outstanding in the Separate Account	183,228	78,332	10,364	3,863	6,815	34,427	9,022

(1) Investments in mutual fund shares, at cost	$7,728,177	$1,806,276	$934,216	$1,119,461	$2,003,462	$1,225,143	$73,234

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I
ASSETS:
Investments at fair value (1)	$1,933,250	$682,509	$1,113,488	$1,937,337	$601,924	$152,599	$859,334

NET ASSETS	$1,933,250	$682,509	$1,113,488	$1,937,337	$601,924	$152,599	$859,334

ANALYSIS OF NET ASSETS
Accumulation period	$1,933,250	$682,509	$1,113,488	$1,937,337	$601,924	$152,599	$859,334
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,933,250	$682,509	$1,113,488	$1,937,337	$601,924	$152,599	$859,334

Fair value per share (NAV)	$17.54	$16.39	$28.08	$14.32	$8.95	$10.18	$13.39
Shares outstanding in the Separate Account	110,220	41,642	39,654	135,289	67,254	14,990	64,177

(1) Investments in mutual fund shares, at cost	$1,878,704	$670,783	$1,021,592	$1,759,095	$665,622	$172,448	$981,652

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
ASSETS:
Investments at fair value (1)	$266,998	$221,153	$146,421	$502,738	$2,591,040	$740,433	$441,932

NET ASSETS	$266,998	$221,153	$146,421	$502,738	$2,591,040	$740,433	$441,932

ANALYSIS OF NET ASSETS
Accumulation period	$266,998	$221,153	$146,421	$502,738	$2,591,040	$740,433	$441,932
Annuity period	-	-	-	-	-	-	-
Total net assets	$266,998	$221,153	$146,421	$502,738	$2,591,040	$740,433	$441,932

Fair value per share (NAV)	$59.74	$66.93	$25.88	$17.46	$38.66	$4.42	$26.99
Shares outstanding in the Separate Account	4,469	3,304	5,658	28,794	67,021	167,519	16,374

(1) Investments in mutual fund shares, at cost	$210,203	$233,206	$143,214	$542,136	$2,513,526	$803,329	$461,850

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
ASSETS:
Investments at fair value (1)	$639,512	$1,718,683	$2,650,632	$893,442	$385,945	$216,705	$422,572

NET ASSETS	$639,512	$1,718,683	$2,650,632	$893,442	$385,945	$216,705	$422,572

ANALYSIS OF NET ASSETS
Accumulation period	$639,512	$1,718,683	$2,650,632	$893,442	$385,945	$216,705	$422,572
Annuity period	-	-	-	-	-	-	-
Total net assets	$639,512	$1,718,683	$2,650,632	$893,442	$385,945	$216,705	$422,572

Fair value per share (NAV)	$19.81	$28.49	$51.22	$84.18	$72.60	$59.40	$17.68
Shares outstanding in the Separate Account	32,282	60,326	51,750	10,613	5,316	3,648	23,901

(1) Investments in mutual fund shares, at cost	$646,641	$1,442,122	$2,120,797	$805,202	$289,697	$139,999	$370,058

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
ASSETS:
Investments at fair value (1)	$705,864	$116,140	$458,640	$2,198,150	$2,217,565	$652,349	$2,083,785

NET ASSETS	$705,864	$116,140	$458,640	$2,198,150	$2,217,565	$652,349	$2,083,785

ANALYSIS OF NET ASSETS
Accumulation period	$705,864	$116,140	$458,640	$2,197,741	$2,217,335	$652,349	$2,083,343
Annuity period	-	-	-	409	230	-	442
Total net assets	$705,864	$116,140	$458,640	$2,198,150	$2,217,565	$652,349	$2,083,785

Fair value per share (NAV)	$8.57	$18.81	$12.23	$9.61	$9.75	$21.69	$44.49
Shares outstanding in the Separate Account	82,413	6,174	37,504	228,736	227,536	30,070	46,835

(1) Investments in mutual fund shares, at cost	$712,507	$106,263	$429,890	$2,461,782	$2,329,766	$596,312	$1,443,193

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$612,391

NET ASSETS	$612,391

ANALYSIS OF NET ASSETS
Accumulation period	$612,391
Annuity period	-
Total net assets	$612,391

Fair value per share (NAV)	$8.45
Shares outstanding in the Separate Account	72,472

(1) Investments in mutual fund shares, at cost	$654,101

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share
INVESTMENT INCOME:
Dividend income	$-	$-	$4,913	$2,291	$-	$721	$244,133

EXPENSES:
Mortality and expense risk and admin	5,804	15,704	18,919	4,816	5,540	1,877	80,691

NET INVESTMENT INCOME (LOSS)	(5,804)	(15,704)	(14,006)	(2,525)	(5,540)	(1,156)	163,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,133	(137,796)	(343,229)	9,604	1,523	3,913	-
Capital gain distributions	-	-	-	4,613	-	858	-

Net realized gain (loss) on investments	1,133	(137,796)	(343,229)	14,217	1,523	4,771	-

Change in net unrealized appreciation (depreciation) on investments	148,882	352,869	445,929	20,240	83,585	23,717	-

Net realized and unrealized gain (loss) on investments	150,015	215,073	102,700	34,457	85,108	28,488	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,211	$199,369	$88,694	$31,932	$79,568	$27,332	$163,442

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund
INVESTMENT INCOME:
Dividend income	$28,364	$40,495	$7,027	$28,180	$39,616	$15,995	$1,385

EXPENSES:
Mortality and expense risk and admin	141,221	29,088	12,968	27,871	49,768	18,344	839

NET INVESTMENT INCOME (LOSS)	(112,857)	11,407	(5,941)	309	(10,152)	(2,349)	546

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	715,978	77,013	37,711	169,969	192,449	19,357	(2,042)
Capital gain distributions	1,182,859	115,258	203,370	-	-	152,377	1,179

Net realized gain (loss) on investments	1,898,837	192,271	241,081	169,969	192,449	171,734	(863)

Change in net unrealized appreciation (depreciation) on investments	949,988	64,369	(6,244)	275,902	471,926	13,590	9,432

Net realized and unrealized gain (loss) on investments	2,848,825	256,640	234,837	445,871	664,375	185,324	8,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,735,968	$268,047	$228,896	$446,180	$654,223	$182,975	$9,115

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I
INVESTMENT INCOME:
Dividend income	$92,573	$15,132	$13,360	$34,966	$27,155	$4,606	$23,429

EXPENSES:
Mortality and expense risk and admin	29,027	10,210	17,078	28,689	8,433	2,154	13,061

NET INVESTMENT INCOME (LOSS)	63,546	4,922	(3,718)	6,277	18,722	2,452	10,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,025)	(15,429)	12,228	(54,349)	(13,659)	(2,715)	(37,133)
Capital gain distributions	91,916	13,566	59,695	30,409	-	-	-

Net realized gain (loss) on investments	84,891	(1,863)	71,923	(23,940)	(13,659)	(2,715)	(37,133)

Change in net unrealized appreciation (depreciation) on investments	(77,051)	66,805	40,412	210,948	10,437	177	(3,549)

Net realized and unrealized gain (loss) on investments	7,840	64,942	112,335	187,008	(3,222)	(2,538)	(40,682)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,386	$69,864	$108,617	$193,285	$15,500	$(86)	$(30,314)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$-	$3,319	$8,822	$8,007	$20,088	$-

EXPENSES:
Mortality and expense risk and admin	3,632	2,902	1,947	7,038	37,583	10,730	7,215

NET INVESTMENT INCOME (LOSS)	(3,632)	(2,902)	1,372	1,784	(29,576)	9,358	(7,215)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(407)	(1,302)	(199)	(4,086)	11,939	(17,215)	7,213
Capital gain distributions	-	-	5,114	18,933	146,216	-	-

Net realized gain (loss) on investments	(407)	(1,302)	4,915	14,847	158,155	(17,215)	7,213

Change in net unrealized appreciation (depreciation) on investments	72,675	45,029	8,839	30,380	221,488	17,360	18,510

Net realized and unrealized gain (loss) on investments	72,268	43,727	13,754	45,227	379,643	145	25,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,636	$40,825	$15,126	$47,011	$350,067	$9,503	$18,508

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
INVESTMENT INCOME:
Dividend income	$8,633	$-	$54,176	$6,650	$2,760	$59	$3,507

EXPENSES:
Mortality and expense risk and admin	9,404	23,565	35,354	12,851	5,010	2,747	6,043

NET INVESTMENT INCOME (LOSS)	(771)	(23,565)	18,822	(6,201)	(2,250)	(2,688)	(2,536)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(63,944)	48,848	143,294	13,745	17,788	18,809	6,314
Capital gain distributions	53,852	61,654	-	35,773	11,570	5,635	22,201

Net realized gain (loss) on investments	(10,092)	110,502	143,294	49,518	29,358	24,444	28,515

Change in net unrealized appreciation (depreciation) on investments	143,685	82,234	173,016	75,655	39,664	38,861	18,077

Net realized and unrealized gain (loss) on investments	133,593	192,736	316,310	125,173	69,022	63,305	46,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,822	$169,171	$335,132	$118,972	$66,772	$60,617	$44,056

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INVESTMENT INCOME:
Dividend income	$9,529	$3,870	$20,414	$97,313	$33,554	$15,076	$40,770

EXPENSES:
Mortality and expense risk and admin	10,786	1,688	7,063	36,295	34,772	9,545	36,453

NET INVESTMENT INCOME (LOSS)	(1,257)	2,182	13,351	61,018	(1,218)	5,531	4,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(19,930)	1,902	10,788	(25,762)	(6,625)	(11,680)	88,140
Capital gain distributions	-	1,249	20,759	-	339,101	-	58,009

Net realized gain (loss) on investments	(19,930)	3,151	31,547	(25,762)	332,476	(11,680)	146,149

Change in net unrealized appreciation (depreciation) on investments	105,464	4,560	(7,773)	(32,577)	(67,510)	73,504	244,220

Net realized and unrealized gain (loss) on investments	85,534	7,711	23,774	(58,339)	264,966	61,824	390,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,277	$9,893	$37,125	$2,679	$263,748	$67,355	$394,686

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$30,111

EXPENSES:
Mortality and expense risk and admin	9,277

NET INVESTMENT INCOME (LOSS)	20,834

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,986
Capital gain distributions	-

Net realized gain (loss) on investments	7,986

Change in net unrealized appreciation (depreciation) on investments	9,602

Net realized and unrealized gain (loss) on investments	17,588

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,422

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,804)	$(15,704)	$(14,006)	$(2,525)	$(5,540)	$(1,156)	$163,442
Net realized gain (loss) on investments	1,133	(137,796)	(343,229)	14,217	1,523	4,771	-
Change in net unrealized appreciation (depreciation) on investments	148,882	352,869	445,929	20,240	83,585	23,717	-

Net increase (decrease) in net assets resulting from operations	144,211	199,369	88,694	31,932	79,568	27,332	163,442

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,080	14,663	10,310	2,866	4,821	630	101,394
Contract maintenance charges	(251)	(292)	(264)	(70)	(108)	(64)	(1,230)
Contract owners’ benefits	(23,501)	(97,495)	(66,443)	(35,267)	(13,041)	(9,124)	(1,078,458)
Net transfers (to) from the Company and/or Subaccounts	(6,629)	(52,815)	(56,244)	23,259	14,362	(224)	136,777

Increase (decrease) in net assets resulting from Contract transactions	(25,301)	(135,939)	(112,641)	(9,212)	6,034	(8,782)	(841,517)

Total increase (decrease) in net assets	118,910	63,430	(23,947)	22,720	85,602	18,550	(678,075)

NET ASSETS:
Beginning of period	361,138	1,133,725	1,311,931	329,357	326,128	119,087	5,385,486

End of period	$480,048	$1,197,155	$1,287,984	$352,077	$411,730	$137,637	$4,707,411

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(112,857)	$11,407	$(5,941)	$309	$(10,152)	$(2,349)	$546
Net realized gain (loss) on investments	1,898,837	192,271	241,081	169,969	192,449	171,734	(863)
Change in net unrealized appreciation (depreciation) on investments	949,988	64,369	(6,244)	275,902	471,926	13,590	9,432

Net increase (decrease) in net assets resulting from operations	2,735,968	268,047	228,896	446,180	654,223	182,975	9,115

CONTRACT TRANSACTIONS:
Contract owners’ net payments	75,720	11,128	7,486	22,359	15,702	11,665	1,688
Contract maintenance charges	(2,141)	(687)	(335)	(621)	(515)	(237)	(83)
Contract owners’ benefits	(1,228,525)	(127,991)	(176,467)	(260,507)	(72,900)	(93,960)	(642)
Net transfers (to) from the Company and/or Subaccounts	106,057	(45,586)	(14,002)	(6,114)	389,634	(5,263)	(545)

Increase (decrease) in net assets resulting from Contract transactions	(1,048,889)	(163,136)	(183,318)	(244,883)	331,921	(87,795)	418

Total increase (decrease) in net assets	1,687,079	104,911	45,578	201,297	986,144	95,180	9,533

NET ASSETS:
Beginning of period	8,929,178	1,977,929	959,106	1,998,817	2,838,697	1,197,915	54,793

End of period	$10,616,257	$2,082,840	$1,004,684	$2,200,114	$3,824,841	$1,293,095	$64,326

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63,546	$4,922	$(3,718)	$6,277	$18,722	$2,452	$10,368
Net realized gain (loss) on investments	84,891	(1,863)	71,923	(23,940)	(13,659)	(2,715)	(37,133)
Change in net unrealized appreciation (depreciation) on investments	(77,051)	66,805	40,412	210,948	10,437	177	(3,549)

Net increase (decrease) in net assets resulting from operations	71,386	69,864	108,617	193,285	15,500	(86)	(30,314)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	23,750	9,435	16,801	20,561	10,309	1,492	12,789
Contract maintenance charges	(532)	(86)	(333)	(389)	(283)	(133)	(287)
Contract owners’ benefits	(155,488)	(71,765)	(190,778)	(196,641)	(53,387)	(14,796)	(117,193)
Net transfers (to) from the Company and/or Subaccounts	(73,909)	(50,700)	(43,716)	(143,357)	50,285	12,265	10,622

Increase (decrease) in net assets resulting from Contract transactions	(206,179)	(113,116)	(218,026)	(319,826)	6,924	(1,172)	(94,069)

Total increase (decrease) in net assets	(134,793)	(43,252)	(109,409)	(126,541)	22,424	(1,258)	(124,383)

NET ASSETS:
Beginning of period	2,068,043	725,761	1,222,897	2,063,878	579,500	153,857	983,717

End of period	$1,933,250	$682,509	$1,113,488	$1,937,337	$601,924	$152,599	$859,334

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,632)	$(2,902)	$1,372	$1,784	$(29,576)	$9,358	$(7,215)
Net realized gain (loss) on investments	(407)	(1,302)	4,915	14,847	158,155	(17,215)	7,213
Change in net unrealized appreciation (depreciation) on investments	72,675	45,029	8,839	30,380	221,488	17,360	18,510

Net increase (decrease) in net assets resulting from operations	68,636	40,825	15,126	47,011	350,067	9,503	18,508

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,889	849	2,982	9,758	26,363	15,913	5,671
Contract maintenance charges	(48)	(44)	(43)	(92)	(740)	(335)	(129)
Contract owners’ benefits	(16,102)	(5,451)	(2,237)	(16,273)	(235,724)	(96,765)	(53,747)
Net transfers (to) from the Company and/or Subaccounts	(9,960)	(1,238)	(2,621)	4,979	(51,958)	19,494	(40,751)

Increase (decrease) in net assets resulting from Contract transactions	(24,221)	(5,884)	(1,919)	(1,628)	(262,059)	(61,693)	(88,956)

Total increase (decrease) in net assets	44,415	34,941	13,207	45,383	88,008	(52,190)	(70,448)

NET ASSETS:
Beginning of period	222,583	186,212	133,214	457,355	2,503,032	792,623	512,380

End of period	$266,998	$221,153	$146,421	$502,738	$2,591,040	$740,433	$441,932

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(771)	$(23,565)	$18,822	$(6,201)	$(2,250)	$(2,688)	$(2,536)
Net realized gain (loss) on investments	(10,092)	110,502	143,294	49,518	29,358	24,444	28,515
Change in net unrealized appreciation (depreciation) on investments	143,685	82,234	173,016	75,655	39,664	38,861	18,077

Net increase (decrease) in net assets resulting from operations	132,822	169,171	335,132	118,972	66,772	60,617	44,056

CONTRACT TRANSACTIONS:
Contract owners’ net payments	7,588	3,970	14,604	7,500	3,265	-	5,831
Contract maintenance charges	(371)	(448)	(985)	(350)	(156)	(127)	(178)
Contract owners’ benefits	(110,811)	(103,429)	(526,637)	(57,336)	(67,164)	(52,548)	(40,595)
Net transfers (to) from the Company and/or Subaccounts	(49,036)	7,661	344,459	(41,816)	24,899	(3,093)	14,987

Increase (decrease) in net assets resulting from Contract transactions	(152,630)	(92,246)	(168,559)	(92,002)	(39,156)	(55,768)	(19,955)

Total increase (decrease) in net assets	(19,808)	76,925	166,573	26,970	27,616	4,849	24,101

NET ASSETS:
Beginning of period	659,320	1,641,758	2,484,059	866,472	358,329	211,856	398,471

End of period	$639,512	$1,718,683	$2,650,632	$893,442	$385,945	$216,705	$422,572

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,257)	$2,182	$13,351	$61,018	$(1,218)	$5,531	$4,317
Net realized gain (loss) on investments	(19,930)	3,151	31,547	(25,762)	332,476	(11,680)	146,149
Change in net unrealized appreciation (depreciation) on investments	105,464	4,560	(7,773)	(32,577)	(67,510)	73,504	244,220

Net increase (decrease) in net assets resulting from operations	84,277	9,893	37,125	2,679	263,748	67,355	394,686

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,095	65	1,973	18,988	7,824	3,777	1,927
Contract maintenance charges	(521)	(87)	(173)	(399)	(391)	(162)	(65)
Contract owners’ benefits	(83,222)	(6,912)	(94,869)	(131,626)	(220,393)	(92,301)	(190,512)
Net transfers (to) from the Company and/or Subaccounts	(44,037)	3,004	29,803	80,133	(24,111)	(12,794)	(4,046)

Increase (decrease) in net assets resulting from Contract transactions	(121,685)	(3,930)	(63,266)	(32,904)	(237,071)	(101,480)	(192,696)

Total increase (decrease) in net assets	(37,408)	5,963	(26,141)	(30,225)	26,677	(34,125)	201,990

NET ASSETS:
Beginning of period	743,272	110,177	484,781	2,228,375	2,190,888	686,474	1,881,795

End of period	$705,864	$116,140	$458,640	$2,198,150	$2,217,565	$652,349	$2,083,785

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,834
Net realized gain (loss) on investments	7,986
Change in net unrealized appreciation (depreciation) on investments	9,602

Net increase (decrease) in net assets resulting from operations	38,422

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,873
Contract maintenance charges	(284)
Contract owners’ benefits	(46,701)
Net transfers (to) from the Company and/or Subaccounts	(2,908)

Increase (decrease) in net assets resulting from Contract transactions	(43,020)

Total increase (decrease) in net assets	(4,598)

NET ASSETS:
Beginning of period	616,989

End of period	$612,391

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,835)	$(15,192)	$(17,892)	$(2,752)	$(4,670)	$(763)	$159,915
Net realized gain (loss) on investments	(40,380)	(55,579)	(91,843)	9,661	22,886	18,312	-
Change in net unrealized appreciation (depreciation) on investments	139,508	280,281	279,475	40,504	124,142	4,926	-

Net increase (decrease) in net assets resulting from operations	94,293	209,510	169,740	47,413	142,358	22,475	159,915

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,446	14,518	11,059	3,645	4,737	1,031	98,243
Contract maintenance charges	(254)	(330)	(318)	(79)	(109)	(65)	(1,405)
Contract owners’ benefits	(79,349)	(128,624)	(119,778)	(18,261)	(94,341)	(11,742)	(324,426)
Net transfers (to) from the Company and/or Subaccounts	9,137	12,326	69,105	(651)	17,382	(11,149)	(9,832)

Increase (decrease) in net assets resulting from Contract transactions	(65,020)	(102,110)	(39,932)	(15,346)	(72,331)	(21,925)	(237,420)

Total increase (decrease) in net assets	29,273	107,400	129,808	32,067	70,027	550	(77,505)

NET ASSETS:
Beginning of period	331,865	1,026,325	1,182,123	297,290	256,101	118,537	5,462,991

End of period	$361,138	$1,133,725	$1,311,931	$329,357	$326,128	$119,087	$5,385,486

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity-Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(76,468)	$9,846	$(11,297)	$3,308	$(5,630)	$(10,347)	$460
Net realized gain (loss) on investments	673,657	82,495	76,174	59,036	84,217	23,454	149
Change in net unrealized appreciation (depreciation) on investments	1,688,685	76,933	207,264	326,151	473,994	131,670	3,222

Net increase (decrease) in net assets resulting from operations	2,285,874	169,274	272,141	388,495	552,581	144,777	3,831

CONTRACT TRANSACTIONS:
Contract owners’ net payments	83,970	14,300	6,538	22,498	16,546	13,706	1,650
Contract maintenance charges	(2,326)	(869)	(352)	(662)	(546)	(287)	(89)
Contract owners’ benefits	(995,466)	(209,919)	(175,104)	(66,946)	(43,698)	(148,788)	(1,725)
Net transfers (to) from the Company and/or Subaccounts	21,014	3,494	(39,761)	61,677	(5,045)	(4,287)	1,335

Increase (decrease) in net assets resulting from Contract transactions	(892,808)	(192,994)	(208,679)	16,567	(32,743)	(139,656)	1,171

Total increase (decrease) in net assets	1,393,066	(23,720)	63,462	405,062	519,838	5,121	5,002

NET ASSETS:
Beginning of period	7,536,112	2,001,649	895,644	1,593,755	2,318,859	1,192,794	49,791

End of period	$8,929,178	$1,977,929	$959,106	$1,998,817	$2,838,697	$1,197,915	$54,793

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,259	$3,597	$(5,808)	$(17,188)	$18,011	$2,024	$667
Net realized gain (loss) on investments	92,299	51,142	132,034	52,224	(5,898)	(6,239)	(31,253)
Change in net unrealized appreciation (depreciation) on investments	215,019	21,148	(3,958)	170,021	24,314	8,857	99,634

Net increase (decrease) in net assets resulting from operations	328,577	75,887	122,268	205,057	36,427	4,642	69,048

CONTRACT TRANSACTIONS:
Contract owners’ net payments	26,752	9,285	16,795	21,925	10,964	2,460	15,016
Contract maintenance charges	(608)	(115)	(406)	(475)	(346)	(150)	(356)
Contract owners’ benefits	(105,097)	(18,909)	(132,370)	(128,482)	(24,502)	(37,569)	(105,958)
Net transfers (to) from the Company and/or Subaccounts	32,333	33,153	(2,696)	99,371	3,323	314	51,628

Increase (decrease) in net assets resulting from Contract transactions	(46,620)	23,414	(118,677)	(7,661)	(10,561)	(34,945)	(39,670)

Total increase (decrease) in net assets	281,957	99,301	3,591	197,396	25,866	(30,303)	29,378

NET ASSETS:
Beginning of period	1,786,086	626,460	1,219,306	1,866,482	553,634	184,160	954,339

End of period	$2,068,043	$725,761	$1,222,897	$2,063,878	$579,500	$153,857	$983,717

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,170)	$(2,415)	$862	$2,486	$(32,377)	$(11,205)	$(7,101)
Net realized gain (loss) on investments	(13,605)	(2,085)	9,068	19,638	272,331	(25,722)	(5,388)
Change in net unrealized appreciation (depreciation) on investments	78,520	23,407	(164)	15,286	403,923	91,225	20,285

Net increase (decrease) in net assets resulting from operations	61,745	18,907	9,766	37,410	643,877	54,298	7,796

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,577	1,433	3,447	10,303	27,267	19,600	5,084
Contract maintenance charges	(62)	(56)	(49)	(103)	(818)	(422)	(156)
Contract owners’ benefits	(35,633)	(3,797)	(4,533)	(6,426)	(179,790)	(88,086)	(42,756)
Net transfers (to) from the Company and/or Subaccounts	(1,878)	3,252	(20,810)	1,018	(60,554)	12,261	25,492

Increase (decrease) in net assets resulting from Contract transactions	(34,996)	832	(21,945)	4,792	(213,895)	(56,647)	(12,336)

Total increase (decrease) in net assets	26,749	19,739	(12,179)	42,202	429,982	(2,349)	(4,540)

NET ASSETS:
Beginning of period	195,834	166,473	145,393	415,153	2,073,050	794,972	516,920

End of period	$222,583	$186,212	$133,214	$457,355	$2,503,032	$792,623	$512,380

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,526)	$(7,390)	$17,332	$(10,245)	$(1,847)	$(2,200)	$(1,817)
Net realized gain (loss) on investments	18,080	1,951	170,227	59,046	30,715	2,920	9,967
Change in net unrealized appreciation (depreciation) on investments	104,348	239,303	137,579	76,002	53,036	63,308	25,736

Net increase (decrease) in net assets resulting from operations	116,902	233,864	325,138	124,803	81,904	64,028	33,886

CONTRACT TRANSACTIONS:
Contract owners’ net payments	8,393	5,354	109,799	7,926	3,291	-	7,109
Contract maintenance charges	(417)	(531)	(1,047)	(394)	(170)	(130)	(210)
Contract owners’ benefits	(25,680)	(141,860)	(579,661)	(32,792)	(74,204)	(7,813)	(24,418)
Net transfers (to) from the Company and/or Subaccounts	1,442	39,654	(48,276)	(4,359)	2,606	(4,437)	3,870

Increase (decrease) in net assets resulting from Contract transactions	(16,262)	(97,383)	(519,185)	(29,619)	(68,477)	(12,380)	(13,649)

Total increase (decrease) in net assets	100,640	136,481	(194,047)	95,184	13,427	51,648	20,237

NET ASSETS:
Beginning of period	558,680	1,505,277	2,678,106	771,288	344,902	160,208	378,234

End of period	$659,320	$1,641,758	$2,484,059	$866,472	$358,329	$211,856	$398,471

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century Large Company Value Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$823	$1,223	$9,684	$47,953	$37,384	$(109)	$4,327
Net realized gain (loss) on investments	(24,532)	14,161	44,400	(85,137)	164,657	(14,054)	136,973
Change in net unrealized appreciation (depreciation) on investments	73,668	(12,128)	(19,207)	129,331	(15,424)	85,434	246,374

Net increase (decrease) in net assets resulting from operations	49,959	3,256	34,877	92,147	186,617	71,271	387,674

CONTRACT TRANSACTIONS:
Contract owners’ net payments	7,335	33	3,117	20,888	9,674	3,472	1,849
Contract maintenance charges	(568)	(99)	(202)	(486)	(432)	(182)	(78)
Contract owners’ benefits	(61,156)	(24,828)	(88,384)	(436,895)	(144,509)	(84,620)	(122,340)
Net transfers (to) from the Company and/or Subaccounts	(2,451)	(13,831)	7,238	(71,581)	54,355	31,474	1,097

Increase (decrease) in net assets resulting from Contract transactions	(56,840)	(38,725)	(78,231)	(488,074)	(80,912)	(49,856)	(119,472)

Total increase (decrease) in net assets	(6,881)	(35,469)	(43,354)	(395,927)	105,705	21,415	268,202

NET ASSETS:
Beginning of period	750,153	145,646	528,135	2,624,302	2,085,183	665,059	1,613,593

End of period	$743,272	$110,177	$484,781	$2,228,375	$2,190,888	$686,474	$1,881,795

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,878
Net realized gain (loss) on investments	7,644
Change in net unrealized appreciation (depreciation) on investments	50,600

Net increase (decrease) in net assets resulting from operations	62,122

CONTRACT TRANSACTIONS:
Contract owners’ net payments	8,182
Contract maintenance charges	(316)
Contract owners’ benefits	(42,274)
Net transfers (to) from the Company and/or Subaccounts	10,243

Increase (decrease) in net assets resulting from Contract transactions	(24,165)

Total increase (decrease) in net assets	37,957

NET ASSETS:
Beginning of period	579,032

End of period	$616,989

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Protective Acquired Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was originally established by Chase Insurance Life and Annuity Company (“CILAAC”). Protective Life Insurance Company (the “Company”), which exists in accordance with the Department of Commerce and Insurance of the State of Nebraska, purchased CILAAC from JPMorgan & Co. and CILAAC merged with and into the Company. As a result of this merger, the Company remained as the surviving legal entity. The Company has reinsured 100% of the variable annuity of CILAAC to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group Inc., formerly known as Allmerica Financial Life and Annuity Company. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Investments at fair value, and significant segment expenses are listed on the Statements of Operations.

New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Protective FI Variable Annuity

Protective RSG Advantage III
Protective RSG Preferred Plus

For the years or periods ended December 31, 2024 and 2023 the Separate Account was invested in up to 43 Subaccounts, as follows:

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

BNY Mellon IP MidCap Stock Portfolio, Service Shares

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio, Single Share

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio, Service Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Initial Class

Franklin Growth and Income VIP Fund

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Invesco Global Real Estate Fund, Series I

Invesco V.I. Capital Appreciation Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Global Research Fund, Class I

Janus Henderson Research Portfolio, Institutional Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century Large Company Value Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Mid Cap Value Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

Templeton Developing Markets VIP Fund, Class 2

(a) See Subaccount Changes table below

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Large Company Value Fund	LVIP American Century Large Company Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Alger Large Cap Growth Portfolio, Class I-2	$4,006	$35,111
Alger Mid Cap Growth Portfolio, Class I-2	58,359	210,003
Alger Small Cap Growth Portfolio, Class I-2	190,550	317,197
BNY Mellon IP MidCap Stock Portfolio, Service Shares	50,268	57,393
BNY Mellon IP Technology Growth Portfolio, Service Shares	48,145	47,652
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	2,133	11,214
BNY Mellon VIF Government Money Market Portfolio, Single Share	455,516	1,133,591
Fidelity VIP Contrafund Portfolio	1,672,194	1,651,081
Fidelity VIP Equity-Income Portfolio, Service Class	244,107	280,578
Fidelity VIP Growth Portfolio, Initial Class	302,636	288,525
Fidelity VIP Index 500 Portfolio, Initial Class	39,689	284,264
Fidelity VIP Index 500 Portfolio, Service Class 2	581,759	259,992
Fidelity VIP Mid Cap Portfolio, Initial Class	213,058	150,824
Franklin Growth and Income VIP Fund	4,373	2,229
Franklin Mutual Global Discovery VIP Fund, Class 2	397,189	447,905
Franklin Mutual Shares VIP Fund, Class 2	109,972	204,601
Franklin Rising Dividends VIP Fund, Class 2	108,899	270,949
Franklin Small Cap Value VIP Fund, Class 2	187,124	470,265
Franklin Strategic Income VIP Fund, Class 2	101,137	75,491
Franklin U.S. Government Securities VIP Fund, Class 2	17,579	16,299
Invesco Global Real Estate Fund, Series I	72,828	156,529
Invesco V.I. Capital Appreciation Fund, Series II	2,842	30,695
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	1,385	10,170
Invesco V.I. Diversified Dividend Fund, Series I	11,920	7,354
Invesco V.I. Equity and Income Fund, Series I	39,795	20,705
Invesco V.I. Global Fund, Series II	186,552	331,971
Invesco V.I. Global Strategic Income Fund, Series II	59,088	111,423
Invesco V.I. Health Care Fund, Series I	7,069	103,239
Invesco V.I. Main Street Fund, Series II	67,239	166,789
Invesco V.I. Main Street Small Cap Fund, Series II	283,917	338,073
Janus Henderson Balanced Fund, Class I	411,372	561,108
Janus Henderson Enterprise Fund, Class I	66,226	128,656
Janus Henderson Global Research Fund, Class I	64,310	94,146
Janus Henderson Research Portfolio, Institutional Shares	5,695	58,517
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	50,011	50,301
LVIP American Century Disciplined Core Value Fund, Standard Class II	38,171	161,114
LVIP American Century Large Company Value Fund, Standard Class II	7,865	8,364
LVIP American Century Value Fund, Standard Class II	75,369	104,525
LVIP JPMorgan Core Bond Fund, Standard Class	226,890	198,776
LVIP JPMorgan Mid Cap Value Fund, Standard Class	406,331	305,520
LVIP JPMorgan Small Cap Core Fund, Standard Class	20,586	116,534
LVIP JPMorgan U.S. Equity Fund, Standard Class	102,885	233,255
Templeton Developing Markets VIP Fund, Class 2	55,721	77,909

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Large Cap Growth Portfolio, Class I-2	25	137	(112)	120	583	(463)
Alger Mid Cap Growth Portfolio, Class I-2	629	2,007	(1,378)	300	1,486	(1,186)
Alger Small Cap Growth Portfolio, Class I-2	2,807	4,317	(1,510)	1,376	2,010	(634)
BNY Mellon IP MidCap Stock Portfolio, Service Shares	906	1,170	(264)	320	707	(387)
BNY Mellon IP Technology Growth Portfolio, Service Shares	864	731	133	1,063	2,464	(1,401)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	6	81	(75)	12	293	(281)
BNY Mellon VIF Government Money Market Portfolio, Single Share	23,822	111,314	(87,492)	11,492	37,330	(25,838)
Fidelity VIP Contrafund Portfolio	2,930	9,369	(6,439)	1,436	8,935	(7,499)
Fidelity VIP Equity-Income Portfolio, Service Class	1,164	2,816	(1,652)	335	2,746	(2,411)
Fidelity VIP Growth Portfolio, Initial Class	490	1,331	(841)	74	1,287	(1,213)
Fidelity VIP Index 500 Portfolio, Initial Class	30	366	(336)	147	126	21
Fidelity VIP Index 500 Portfolio, Service Class 2	878	370	508	59	127	(68)
Fidelity VIP Mid Cap Portfolio, Initial Class	1,113	3,083	(1,970)	1,223	5,062	(3,839)
Franklin Growth and Income VIP Fund	56	42	14	109	65	44
Franklin Mutual Global Discovery VIP Fund, Class 2	5,079	9,595	(4,516)	2,220	3,385	(1,165)
Franklin Mutual Shares VIP Fund, Class 2	2,768	6,292	(3,524)	1,736	883	853
Franklin Rising Dividends VIP Fund, Class 2	762	4,747	(3,985)	511	2,980	(2,469)
Franklin Small Cap Value VIP Fund, Class 2	2,530	8,398	(5,868)	2,702	2,869	(167)
Franklin Strategic Income VIP Fund, Class 2	4,204	3,794	410	906	1,514	(608)
Franklin U.S. Government Securities VIP Fund, Class 2	1,180	1,242	(62)	494	3,614	(3,120)
Invesco Global Real Estate Fund, Series I	1,888	5,151	(3,263)	2,531	3,973	(1,442)
Invesco V.I. Capital Appreciation Fund, Series II	68	499	(431)	135	973	(838)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	31	150	(119)	105	84	21
Invesco V.I. Diversified Dividend Fund, Series I	197	320	(123)	269	1,582	(1,313)
Invesco V.I. Equity and Income Fund, Series I	1,240	1,465	(225)	1,388	905	483
Invesco V.I. Global Fund, Series II	768	5,112	(4,344)	995	5,556	(4,561)
Invesco V.I. Global Strategic Income Fund, Series II	2,749	6,615	(3,866)	3,501	7,181	(3,680)
Invesco V.I. Health Care Fund, Series I	184	2,254	(2,070)	1,064	1,384	(320)
Invesco V.I. Main Street Fund, Series II	138	3,169	(3,031)	315	701	(386)
Invesco V.I. Main Street Small Cap Fund, Series II	3,708	5,238	(1,530)	1,230	3,062	(1,832)
Janus Henderson Balanced Fund, Class I	3,306	4,851	(1,545)	2,309	8,028	(5,719)
Janus Henderson Enterprise Fund, Class I	174	737	(563)	85	293	(208)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Global Research Fund, Class I	623	1,173	(550)	82	1,044	(962)
Janus Henderson Research Portfolio, Institutional Shares	-	473	(473)	-	143	(143)
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	527	913	(386)	261	605	(344)
LVIP American Century Disciplined Core Value Fund, Standard Class II	1,470	6,711	(5,241)	888	3,765	(2,877)
LVIP American Century Large Company Value Fund, Standard Class II	106	246	(140)	985	2,468	(1,483)
LVIP American Century Value Fund, Standard Class II	1,246	3,336	(2,090)	475	3,436	(2,961)
LVIP JPMorgan Core Bond Fund, Standard Class	9,619	12,233	(2,614)	3,284	39,510	(36,226)
LVIP JPMorgan Mid Cap Value Fund, Standard Class	934	6,599	(5,665)	2,313	4,581	(2,268)
LVIP JPMorgan Small Cap Core Fund, Standard Class	131	1,956	(1,825)	781	1,860	(1,079)
LVIP JPMorgan U.S. Equity Fund, Standard Class	76	3,579	(3,503)	129	2,882	(2,753)
Templeton Developing Markets VIP Fund, Class 2	884	2,113	(1,229)	734	1,530	(796)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% – 0.50% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.00% - 1.70% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0.00 - $7.50 quarterly

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.00% of surrendered amount

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	0.20% - 0.35% of asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Large Cap Growth Portfolio, Class I-2
2024	2	$197.94	$281.08	$480	0.00%	1.30%	1.85%	40.28%	41.04%
2023	2	141.11	199.29	361	0.00%	1.30%	1.85%	30.27%	30.97%
2022	2	108.32	152.16	332	0.32%	1.30%	1.85%	(39.77)%	(39.44)%
2021	3	179.84	251.26	676	4.14%	1.30%	1.85%	9.81%	10.41%
2020	4	163.78	227.58	735	0.16%	1.30%	1.85%	64.00%	64.89%
Alger Mid Cap Growth Portfolio, Class I-2
2024	10	104.34	117.98	1,197	0.00%	1.30%	1.85%	18.86%	19.51%
2023	12	87.78	98.73	1,134	0.00%	1.30%	1.85%	20.94%	21.60%
2022	13	72.58	81.19	1,026	0.00%	1.30%	1.85%	(37.23)%	(36.89)%
2021	16	115.64	128.66	1,961	13.49%	1.30%	1.85%	2.31%	2.87%
2020	17	113.03	125.07	2,075	0.00%	1.30%	1.85%	61.64%	62.52%
Alger Small Cap Growth Portfolio, Class I-2
2024	16	65.75	142.20	1,288	0.38%	1.30%	1.85%	6.16%	6.74%
2023	17	61.94	133.23	1,312	0.00%	1.30%	1.85%	14.38%	15.00%
2022	18	54.15	115.85	1,182	0.00%	1.30%	1.85%	(39.14)%	(38.81)%
2021	19	88.98	189.32	2,090	0.83%	1.30%	1.85%	(7.77)%	(7.27)%
2020	22	96.47	204.16	2,687	0.93%	1.30%	1.85%	64.12%	65.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon IP MidCap Stock Portfolio, Service Shares
2024	8	$39.36	$48.32	$352	0.67%	1.30%	1.85%	10.28%	10.88%
2023	8	35.64	43.58	329	0.53%	1.30%	1.85%	15.85%	16.48%
2022	8	30.72	37.42	297	9.47%	1.30%	1.85%	(15.84)%	(15.38)%
2021	8	36.45	44.22	352	0.53%	1.30%	1.85%	23.28%	23.95%
2020	13	29.52	35.67	466	0.49%	1.30%	1.85%	5.89%	6.46%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2024	7	60.84	68.18	412	0.00%	1.30%	1.85%	23.10%	23.77%
2023	6	49.43	55.09	326	0.00%	1.30%	1.85%	56.13%	56.97%
2022	7	31.66	35.10	256	0.00%	1.30%	1.85%	(47.49)%	(47.21)%
2021	14	60.29	66.48	900	6.75%	1.30%	1.85%	10.60%	11.20%
2020	16	54.51	59.78	919	0.06%	1.30%	1.85%	66.50%	67.40%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2024	2	103.62	119.65	138	0.56%	1.30%	1.85%	22.61%	23.28%
2023	2	84.51	97.06	119	0.65%	1.30%	1.85%	21.58%	22.24%
2022	2	69.51	79.40	119	0.81%	1.30%	1.85%	(24.27)%	(23.86)%
2021	2	91.79	104.29	154	2.57%	1.30%	1.85%	24.69%	25.37%
2020	5	73.61	83.19	407	1.04%	1.30%	1.85%	21.89%	22.55%
BNY Mellon VIF Government Money Market Portfolio, Single Share
2024	486	9.09	10.19	4,707	4.84%	1.30%	1.85%	2.85%	3.41%
2023	574	8.84	9.86	5,385	4.48%	1.30%	1.85%	2.70%	3.26%
2022	600	8.61	9.55	5,463	1.22%	1.30%	1.85%	(0.57)%	(0.03)%
2021	636	8.66	9.55	5,809	0.01%	1.30%	1.85%	(1.81)%	(1.27)%
2020	695	8.81	9.67	6,445	0.22%	1.30%	1.85%	(1.61)%	(1.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Contrafund Portfolio
2024	57	$147.48	$212.17	$10,616	0.29%	1.30%	1.85%	31.35%	32.07%
2023	64	112.28	160.65	8,929	0.48%	1.30%	1.85%	31.04%	31.74%
2022	72	85.69	121.94	7,536	0.45%	1.30%	1.85%	(27.65)%	(27.26)%
2021	78	118.43	167.64	11,170	0.43%	1.30%	1.85%	25.51%	26.20%
2020	87	94.36	132.84	9,963	0.24%	1.30%	1.85%	28.20%	28.89%
Fidelity VIP Equity-Income Portfolio, Service Class
2024	21	78.94	121.70	2,083	1.99%	1.30%	1.85%	13.24%	13.86%
2023	22	69.71	106.89	1,978	1.84%	1.30%	1.85%	8.64%	9.23%
2022	24	64.16	97.85	2,002	1.85%	1.30%	1.85%	(6.68)%	(6.18)%
2021	27	68.76	104.29	2,309	4.22%	1.30%	1.85%	22.63%	23.29%
2020	31	56.07	84.59	2,189	1.64%	1.30%	1.85%	4.76%	5.33%
Fidelity VIP Growth Portfolio, Initial Class
2024	4	205.32	351.37	1,005	0.72%	1.30%	1.85%	28.01%	28.71%
2023	4	160.39	273.00	959	0.12%	1.30%	1.85%	33.77%	34.49%
2022	6	119.90	202.98	896	0.58%	1.30%	1.85%	(25.83)%	(25.42)%
2021	7	161.65	272.18	1,414	3.15%	1.30%	1.85%	20.98%	21.63%
2020	8	133.62	223.77	1,329	0.07%	1.30%	1.85%	41.28%	42.05%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	3	725.63	786.25	2,200	1.34%	1.30%	1.65%	22.86%	23.29%
2023	3	590.61	637.73	1,999	1.45%	1.30%	1.65%	24.15%	24.58%
2022	3	475.72	511.91	1,594	1.44%	1.30%	1.65%	(19.54)%	(19.26)%
2021	3	591.23	634.03	1,961	1.50%	1.30%	1.65%	26.49%	26.93%
2020	3	467.41	499.52	1,605	1.51%	1.30%	1.65%	16.32%	16.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Index 500 Portfolio, Service Class 2
2024	6	$618.96	$670.56	$3,825	1.19%	1.50%	1.85%	22.31%	22.74%
2023	5	506.05	546.34	2,839	1.26%	1.50%	1.85%	23.60%	24.03%
2022	5	409.42	440.51	2,319	1.19%	1.50%	1.85%	(19.90)%	(19.62)%
2021	5	511.12	548.05	2,932	1.27%	1.50%	1.85%	25.93%	26.36%
2020	6	405.88	433.71	2,465	1.44%	1.50%	1.85%	15.80%	16.20%
Fidelity VIP Mid Cap Portfolio, Initial Class
2024	28	43.69	48.60	1,293	1.28%	1.30%	1.85%	15.35%	15.98%
2023	29	37.87	41.90	1,198	0.57%	1.30%	1.85%	12.99%	13.60%
2022	33	33.52	36.88	1,193	0.44%	1.30%	1.85%	(16.29)%	(15.84)%
2021	38	40.04	43.82	1,654	2.88%	1.30%	1.85%	23.32%	23.99%
2020	44	32.47	35.35	1,516	0.57%	1.30%	1.85%	16.04%	16.67%
Franklin Growth and Income VIP Fund
2024	1	31.37	34.89	64	2.33%	1.30%	1.85%	15.84%	16.47%
2023	1	27.08	29.96	55	2.21%	1.30%	1.85%	7.01%	7.59%
2022	2	25.31	27.85	50	3.90%	1.30%	1.85%	(8.50)%	(8.00)%
2021	2	27.66	30.27	74	2.42%	1.30%	1.85%	22.97%	23.64%
2020	3	22.49	24.48	62	2.95%	1.30%	1.85%	3.60%	4.17%
Franklin Mutual Global Discovery VIP Fund, Class 2
2024	42	38.88	46.26	1,933	4.63%	1.30%	1.85%	2.75%	3.31%
2023	48	37.78	44.78	2,068	2.51%	1.30%	1.85%	18.13%	18.77%
2022	48	31.94	37.70	1,786	2.45%	1.30%	1.85%	(6.48)%	(5.97)%
2021	56	34.09	40.10	2,199	2.75%	1.30%	1.85%	16.97%	17.60%
2020	63	29.11	34.09	2,111	1.89%	1.30%	1.85%	(6.20)%	(5.69)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Mutual Shares VIP Fund, Class 2
2024	21	$28.67	$33.66	$683	2.15%	1.30%	1.85%	9.24%	9.84%
2023	24	26.21	30.65	726	1.91%	1.30%	1.85%	11.41%	12.01%
2022	23	23.49	27.36	626	4.35%	1.30%	1.85%	(9.11)%	(8.62)%
2021	24	25.81	29.94	709	2.98%	1.30%	1.85%	17.00%	17.64%
2020	27	22.02	25.45	672	2.35%	1.30%	1.85%	(6.77)%	(6.26)%
Franklin Rising Dividends VIP Fund, Class 2
2024	21	46.93	56.65	1,113	1.14%	1.30%	1.85%	8.76%	9.36%
2023	24	43.08	51.80	1,223	0.91%	1.30%	1.85%	10.05%	10.64%
2022	27	39.09	46.82	1,219	1.17%	1.30%	1.85%	(12.19)%	(11.72)%
2021	31	44.46	53.03	1,612	1.00%	1.30%	1.85%	24.49%	25.16%
2020	34	35.66	42.37	1,406	1.10%	1.30%	1.85%	13.86%	14.48%
Franklin Small Cap Value VIP Fund, Class 2
2024	34	47.34	58.86	1,937	1.75%	1.30%	1.85%	9.67%	10.26%
2023	40	43.10	53.38	2,064	0.51%	1.30%	1.85%	10.70%	11.30%
2022	40	38.88	47.96	1,866	7.65%	1.30%	1.85%	(11.70)%	(11.22)%
2021	45	43.96	54.02	2,380	2.28%	1.30%	1.85%	23.09%	23.76%
2020	49	35.66	43.65	2,102	1.23%	1.30%	1.85%	3.28%	3.84%
Franklin Strategic Income VIP Fund, Class 2
2024	31	17.31	19.46	602	4.60%	1.30%	1.85%	2.12%	2.68%
2023	31	16.95	18.95	580	4.56%	1.30%	1.85%	6.22%	6.80%
2022	31	15.95	17.75	554	4.00%	1.30%	1.85%	(12.37)%	(11.90)%
2021	36	18.21	20.14	704	3.31%	1.30%	1.85%	0.25%	0.80%
2020	39	18.16	19.98	773	4.61%	1.30%	1.85%	1.55%	2.10%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin U.S. Government Securities VIP Fund, Class 2
2024	13	$10.67	$12.00	$153	3.01%	1.30%	1.85%	(0.48)%	0.06%
2023	13	10.73	11.99	154	2.59%	1.30%	1.85%	2.57%	3.13%
2022	16	10.46	11.63	184	2.11%	1.30%	1.85%	(11.39)%	(10.91)%
2021	20	11.80	13.06	256	2.46%	1.30%	1.85%	(3.61)%	(3.09)%
2020	26	12.24	13.47	341	3.81%	1.30%	1.85%	1.95%	2.50%
Invesco Global Real Estate Fund, Series I
2024	30	23.68	29.41	859	2.54%	1.30%	1.85%	(3.60)%	(3.07)%
2023	33	24.53	30.34	984	1.44%	1.30%	1.85%	7.07%	7.65%
2022	34	22.88	28.18	954	2.74%	1.30%	1.85%	(26.30)%	(25.90)%
2021	33	30.99	38.03	1,341	2.72%	1.30%	1.85%	23.43%	24.10%
2020	38	25.07	30.65	1,143	4.29%	1.30%	1.85%	(13.91)%	(13.44)%
Invesco V.I. Capital Appreciation Fund, Series II
2024	4	51.47	62.32	267	0.00%	1.30%	1.85%	31.38%	32.10%
2023	5	39.12	47.18	223	0.00%	1.30%	1.85%	32.58%	33.30%
2022	6	29.46	35.39	196	3.91%	1.30%	1.85%	(32.22)%	(31.85)%
2021	6	43.40	51.93	334	0.00%	1.30%	1.85%	20.06%	20.71%
2020	10	36.09	43.02	424	0.00%	1.30%	1.85%	33.77%	34.49%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2024	4	43.20	55.68	221	0.00%	1.30%	1.85%	21.66%	22.32%
2023	4	35.45	45.52	186	0.00%	1.30%	1.85%	10.81%	11.41%
2022	4	31.95	40.85	166	2.70%	1.30%	1.85%	(32.38)%	(32.01)%
2021	5	47.18	60.09	306	0.00%	1.30%	1.85%	16.63%	17.27%
2020	6	40.39	51.24	298	0.00%	1.30%	1.85%	37.69%	38.44%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Diversified Dividend Fund, Series I
2024	7	$16.85	$20.24	$146	2.37%	1.30%	1.85%	11.15%	11.76%
2023	8	15.14	18.11	133	1.96%	1.30%	1.85%	7.07%	7.65%
2022	8	14.12	16.83	145	2.01%	1.30%	1.85%	(3.46)%	(2.94)%
2021	11	14.60	17.34	192	2.24%	1.30%	1.85%	16.73%	17.37%
2020	12	12.49	14.77	180	2.53%	1.30%	1.85%	(1.68)%	(1.14)%
Invesco V.I. Equity and Income Fund, Series I
2024	44	11.33	11.56	503	1.84%	1.30%	1.85%	10.07%	10.67%
2023	44	10.30	10.45	457	1.99%	1.30%	1.85%	8.55%	9.14%
2022	44	9.48	9.57	415	3.26%	1.30%	1.85%	(9.19)%	(8.70)%
2021	44	10.44	10.48	459	5.48%	1.30%	1.85%	4.44%	4.82%
Invesco V.I. Global Fund, Series II
2024	43	48.99	62.74	2,591	0.31%	1.30%	1.85%	13.67%	14.29%
2023	47	43.03	54.89	2,503	0.00%	1.30%	1.85%	32.01%	32.73%
2022	51	32.55	41.36	2,073	0.00%	1.30%	1.85%	(33.17)%	(32.81)%
2021	54	48.63	61.56	3,261	0.03%	1.30%	1.85%	13.08%	13.69%
2020	63	42.30	54.14	3,360	0.38%	1.30%	1.85%	25.02%	25.70%
Invesco V.I. Global Strategic Income Fund, Series II
2024	47	14.70	16.53	740	2.62%	1.30%	1.85%	0.91%	1.46%
2023	50	14.57	16.29	793	0.00%	1.30%	1.85%	6.63%	7.21%
2022	53	13.66	15.19	795	0.00%	1.30%	1.85%	(13.31)%	(12.84)%
2021	63	15.76	17.43	1,065	4.56%	1.30%	1.85%	(5.31)%	(4.80)%
2020	74	16.64	18.31	1,324	4.76%	1.30%	1.85%	1.12%	1.67%
Invesco V.I. Health Care Fund, Series I
2024	11	36.72	42.44	442	0.00%	1.30%	1.85%	2.27%	2.82%
2023	13	35.85	41.27	512	0.00%	1.30%	1.85%	1.16%	1.70%
2022	13	35.39	40.58	517	0.00%	1.30%	1.85%	(14.89)%	(14.43)%
2021	16	41.52	47.42	731	1.17%	1.30%	1.85%	10.26%	10.86%
2020	21	37.60	42.78	859	0.26%	1.30%	1.85%	12.38%	12.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Main Street Fund, Series II
2024	11	$46.86	$55.33	$640	1.33%	1.30%	1.85%	21.14%	21.80%
2023	15	38.63	45.42	659	0.50%	1.30%	1.85%	20.61%	21.26%
2022	15	31.98	37.46	559	5.69%	1.30%	1.85%	(21.76)%	(21.33)%
2021	17	40.81	47.62	755	0.58%	1.30%	1.85%	24.92%	25.60%
2020	22	32.62	37.91	818	1.01%	1.30%	1.85%	11.63%	12.23%
Invesco V.I. Main Street Small Cap Fund, Series II
2024	26	51.60	67.30	1,719	0.00%	1.30%	1.85%	10.35%	10.96%
2023	28	46.69	60.65	1,642	0.90%	1.30%	1.85%	15.69%	16.31%
2022	30	40.30	52.15	1,505	2.37%	1.30%	1.85%	(17.57)%	(17.12)%
2021	32	48.82	62.92	1,930	1.11%	1.30%	1.85%	20.04%	20.69%
2020	38	40.61	52.13	1,939	0.31%	1.30%	1.85%	17.46%	18.10%
Invesco V.I. Managed Volatility Fund, Series I
2021	-	-	-	-	4.31%	1.30%	1.85%	7.15%	7.34%
2020	13	30.23	34.02	431	1.98%	1.30%	1.85%	(3.28)%	(2.76)%
Janus Henderson Balanced Fund, Class I
2024	23	91.28	122.83	2,651	2.11%	1.30%	1.85%	13.32%	13.94%
2023	25	80.55	107.80	2,484	1.97%	1.30%	1.85%	13.32%	13.94%
2022	30	71.08	94.62	2,678	1.23%	1.30%	1.85%	(17.92)%	(17.47)%
2021	36	86.60	114.65	3,822	1.12%	1.30%	1.85%	15.07%	15.69%
2020	40	75.26	99.10	3,683	1.68%	1.30%	1.85%	12.24%	12.84%
Janus Henderson Enterprise Fund, Class I
2024	6	148.40	186.08	893	0.76%	1.30%	1.85%	13.50%	14.11%
2023	6	130.75	163.06	866	0.16%	1.30%	1.85%	15.93%	16.56%
2022	6	112.78	139.89	771	0.34%	1.30%	1.85%	(17.47)%	(17.02)%
2021	7	136.65	168.58	1,026	0.32%	1.30%	1.85%	14.71%	15.33%
2020	7	119.13	146.17	991	0.07%	1.30%	1.85%	17.30%	17.94%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Global Research Fund, Class I
2024	4	$84.94	$104.97	$386	0.74%	1.30%	1.85%	21.33%	21.99%
2023	5	70.01	86.05	358	0.96%	1.30%	1.85%	24.48%	25.16%
2022	6	56.24	68.76	345	1.48%	1.30%	1.85%	(20.87)%	(20.44)%
2021	6	71.08	86.42	458	0.53%	1.30%	1.85%	15.95%	16.57%
2020	6	61.30	74.14	432	0.59%	1.30%	1.85%	17.88%	18.52%
Janus Henderson Research Portfolio, Institutional Shares
2024	1	105.74	140.18	217	0.03%	1.30%	1.85%	32.84%	33.57%
2023	2	79.60	104.95	212	0.15%	1.30%	1.85%	40.58%	41.34%
2022	2	56.62	74.25	160	0.64%	1.30%	1.85%	(31.16)%	(30.79)%
2021	2	82.26	107.29	234	0.13%	1.30%	1.85%	18.15%	18.79%
2020	4	69.62	90.32	323	0.37%	1.30%	1.85%	30.54%	31.25%
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
2024	8	42.71	53.67	423	0.85%	1.30%	1.85%	10.74%	11.35%
2023	9	38.51	48.21	398	0.94%	1.30%	1.85%	9.09%	9.69%
2022	9	35.25	43.95	378	1.11%	1.30%	1.85%	(7.48)%	(6.98)%
2021	10	38.04	47.25	431	0.29%	1.30%	1.85%	17.25%	17.89%
2020	11	32.40	40.08	430	0.92%	1.30%	1.85%	(3.01)%	(2.48)%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	30	21.29	23.89	706	1.32%	1.30%	1.85%	11.03%	11.63%
2023	35	19.17	21.40	743	1.50%	1.30%	1.85%	6.69%	7.26%
2022	39	17.97	19.95	750	14.19%	1.30%	1.85%	(14.32)%	(13.85)%
2021	47	20.97	23.16	1,062	1.11%	1.30%	1.85%	21.41%	22.06%
2020	50	17.28	18.98	934	1.67%	1.30%	1.85%	9.78%	10.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Large Company Value Fund, Standard Class II
2024	4	$26.77	$29.78	$116	3.42%	1.30%	1.85%	8.70%	9.29%
2023	5	24.63	27.25	110	2.19%	1.30%	1.85%	2.00%	2.55%
2022	6	24.15	26.57	146	3.08%	1.30%	1.85%	(2.07)%	(1.54)%
2021	4	24.66	26.99	107	1.47%	1.30%	1.85%	19.50%	20.15%
2020	4	20.63	22.46	89	0.85%	1.30%	1.85%	0.75%	1.30%
LVIP American Century Value Fund, Standard Class II
2024	15	27.68	32.65	459	4.33%	1.30%	1.85%	7.48%	8.07%
2023	17	25.76	30.22	485	3.30%	1.30%	1.85%	7.12%	7.70%
2022	20	24.04	28.05	528	5.34%	1.30%	1.85%	(1.28)%	(0.75)%
2021	22	24.36	28.27	595	1.83%	1.30%	1.85%	22.25%	22.91%
2020	25	19.92	23.00	546	1.97%	1.30%	1.85%	(0.86)%	(0.32)%
LVIP JPMorgan Core Bond Fund, Standard Class
2024	160	13.13	14.77	2,198	4.40%	1.30%	1.85%	(0.14)%	0.41%
2023	163	13.15	14.71	2,228	3.59%	1.30%	1.85%	3.99%	4.55%
2022	198	12.64	14.07	2,624	1.88%	1.30%	1.85%	(14.16)%	(13.70)%
2021	215	14.73	16.30	3,290	2.08%	1.30%	1.85%	(3.15)%	(2.62)%
2020	253	15.27	16.74	3,988	2.04%	1.30%	1.85%	5.89%	6.46%
LVIP JPMorgan Mid Cap Value Fund, Standard Class
2024	50	40.89	47.38	2,218	1.52%	1.30%	1.85%	12.20%	12.81%
2023	56	36.45	42.00	2,191	3.27%	1.30%	1.85%	8.90%	9.49%
2022	58	33.47	38.36	2,085	2.38%	1.30%	1.85%	(9.82)%	(9.33)%
2021	61	37.11	42.31	2,426	1.14%	1.30%	1.85%	27.53%	28.22%
2020	69	30.09	33.00	2,121	1.21%	1.30%	1.85%	(1.45)%	(0.92)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP JPMorgan Small Cap Core Fund, Standard Class
2024	12	$49.72	$58.05	$652	2.25%	1.30%	1.85%	9.67%	10.27%
2023	13	45.33	52.65	686	1.32%	1.30%	1.85%	11.05%	11.65%
2022	15	40.82	47.15	665	6.75%	1.30%	1.85%	(20.82)%	(20.39)%
2021	16	51.55	59.22	894	1.07%	1.30%	1.85%	19.18%	19.83%
2020	18	43.26	49.43	874	0.76%	1.30%	1.85%	11.62%	12.23%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2024	35	59.02	68.18	2,084	2.06%	1.30%	1.85%	21.72%	22.39%
2023	38	48.48	55.71	1,882	2.02%	1.30%	1.85%	24.86%	25.54%
2022	41	38.83	44.38	1,614	5.44%	1.30%	1.85%	(20.17)%	(19.74)%
2021	44	48.64	55.29	2,180	2.48%	1.30%	1.85%	26.99%	27.68%
2020	50	39.49	43.30	1,934	0.70%	1.30%	1.85%	22.99%	23.65%
Templeton Developing Markets VIP Fund, Class 2
2024	18	27.78	35.50	612	4.90%	1.30%	1.85%	5.70%	6.28%
2023	19	26.25	33.40	617	2.11%	1.30%	1.85%	10.58%	11.18%
2022	20	23.70	30.04	579	3.13%	1.30%	1.85%	(23.40)%	(22.98)%
2021	22	30.90	39.01	838	2.96%	1.30%	1.85%	(7.45)%	(6.95)%
2020	24	33.33	41.92	983	3.34%	1.30%	1.85%	15.05%	15.68%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.